SUMMARY OF RESERVED SHARES OF COMMON STOCK FOR ISSUANCE (Details) - shares		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Options issued and outstanding	[1]	3,642,958	3,690,955	3,029,791
Common stock outstanding		43,272,728	36,496,998
Warrants outstanding		16,708,414
Earnout shares		40,000,000
Shares available for future issuance	[2]	4,924,914	12,207
Total		108,549,014	40,200,160

[1]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.
[2]	Refer to Stock Incentive Plan amendment at Note 14